Income Tax (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax [Line Items]
Corporate tax rate	23.00%
Provision for income taxes	0.00%
Israeli [Member]
Income Tax [Line Items]
Provision for income taxes	23.00%
CollPlant Biotechnologies Ltd [Member]
Income Tax [Line Items]
Net carried forward tax losses	$ 54,008
CollPlant Ltd [Member]
Income Tax [Line Items]
Net carried forward tax losses	$ 52,579